Condensed Consolidated Balance Sheets - USD ($)		Oct. 31, 2021		Sep. 30, 2021	Jan. 31, 2021		Dec. 31, 2020		Jan. 31, 2020
Current assets:
Cash				$ 75,975			$ 0
Prepaid expenses				475,208			0
Total current assets				551,183			0
Investments held in Trust Account				345,098,658			0
Deferred offering costs associated with initial public offering				0			85,750
Total Assets				345,649,841			85,750
Current liabilities:
Accounts payable				123,475			10,000
Accrued expenses				3,901,044			51,000
Franchise tax payable				150,450			400
Due to related parties				112,000			750
Total current liabilities				4,286,969			62,150
Deferred legal fees				2,361,156			0
Deferred underwriting commissions				12,075,000			0
Derivative warrant liabilities				34,470,000			0
Total Liabilities				53,193,125			62,150
Commitments and Contingencies
Class A common stock				345,000,000			0
Stockholders' Equity (Deficit):
Preferred stock				0			0
Additional paid-in capital				0			24,137
Accumulated deficit				(52,544,147)			(1,400)
Total stockholders' equity (deficit)				(52,543,284)			23,600
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)				345,649,841			85,750
Planet Labs Inc [Member]
Current assets:
Cash and cash equivalents		$ 58,989,000			$ 71,183,000				$ 21,678,000
Accounts receivable, net		15,177,000			47,110,000				27,726,000
Prepaid expenses and other current assets		19,068,000			7,134,000				10,918,000
Total current assets		93,234,000			125,427,000				60,322,000
Deferred offering costs associated with initial public offering		6,260,000			0
Property and equipment, net		138,011,000			159,855,000				186,595,000
Capitalized internal-use software, net		10,473,000			11,994,000				14,492,000
Goodwill		88,393,000			88,393,000				88,393,000
Intangible assets, net		4,832,000			5,673,000				7,500,000
Restricted cash, non-current		5,749,000			4,982,000				4,485,000
Other non-current assets		8,977,000			2,984,000				1,203,000
Total Assets		349,669,000			399,308,000				362,990,000
Current liabilities:
Accounts payable		7,059,000			1,446,000				2,115,000
Accrued and other current liabilities		28,642,000	[1]		30,195,000	[1],[2]			18,756,000	[2]
Deferred revenue		47,013,000	[1]		57,570,000	[1],[2]			35,690,000	[2]
Liability from early exercise of stock options		17,032,000
Convertible notes, at fair value		109,953,000	[1]		8,244,000	[1]			10,804,000
Preferred stock warrant liability		14,047,000			11,359,000				3,849,000
Debt, net of discount		64,972,000			0
Total current liabilities		288,718,000			108,814,000				71,214,000
Debt, net of discount		0			62,644,000				46,656,000
Convertible notes, at fair value	[1]	0			92,968,000	[2]
Deferred revenue		7,976,000	[1]		15,122,000	[1],[2]			21,026,000	[2]
Deferred hosting costs	[1]	13,141,000			7,971,000	[2]
Deferred rent		1,354,000			2,991,000				5,009,000
Other non-current liabilities		1,287,000			1,287,000				1,448,000
Total Liabilities		312,476,000			291,797,000				145,353,000
Commitments and Contingencies
Stockholders' Equity (Deficit):
Preferred stock		2,000	[1]		2,000	[1],[2]			2,000	[2]
Common stock, value		1,000			1,000				1,000
Additional paid-in capital		766,150,000			745,644,000				728,943,000
Accumulated other comprehensive income		2,104,000			1,769,000				1,493,000
Accumulated deficit		(731,064,000)			(639,905,000)				(512,802,000)
Total stockholders' equity (deficit)		37,193,000			107,511,000				217,637,000
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		$ 349,669,000			$ 399,308,000				$ 362,990,000
Common Class A [Member]
Current liabilities:
Class A common stock				345,000,000
Stockholders' Equity (Deficit):
Common stock, value				0			0
Common Class B [Member]
Stockholders' Equity (Deficit):
Common stock, value				$ 863			$ 863	[3],[4]

[1]	Balance includes related-party transactions entered into with Google. See Note 10.
[2]	Balance includes related-party transactions entered into with Google, LLC (“Google”). See Note 11.
[3]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[4]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).